Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Entity File Number	1-9059
Entity Registrant Name	BARRICK GOLD CORP
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1041
Entity Address, Address Line One	161 Bay Street
Entity Address, Address Line Two	Suite 3700
Entity Address, Address Line Three	P.O. Box 212
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5J 2S1
City Area Code	800
Local Phone Number	720-7415
Title of 12(b) Security	Common Shares
Trading Symbol	GOLD
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding (shares)	1,779,331,037
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Central Index Key	0000756894
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	310 South Main Street
Entity Address, Address Line Two	Suite 1150
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84101
City Area Code	801
Local Phone Number	990-3745
Contact Personnel Name	Barrick Gold of North America, Inc.